Significant Accounting Policies - Going Concern (Details) - USD ($)	6 Months Ended		12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Oct. 31, 2024	Oct. 31, 2023
Significant Accounting Policies
Working capital deficit	$ (577,605)		$ 205,000
Shareholders' deficit	16,064,460		15,615,415	$ 12,382,174
Accumulated deficit	46,998,363		46,750,013	47,367,045
Cash flow from operating activities	$ (263,667)	$ 646,760	$ 1,525,708	$ 3,328,322